UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21681
Guggenheim Enhanced Equity Income Fund
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 827-0100

Date of fiscal year end: December 31
Date of reporting period: July 1, 2017 – September 30, 2017

Item 1.  Schedule of Investments.
Attached hereto.

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 98.8%
Consumer, Non-cyclical - 20.1%
Robert Half International, Inc.[1]	17,686	$890,314
United Rentals, Inc.*,1	6,350	880,999
Centene Corp.*,1	8,985	869,479
Cintas Corp.[1]	6,016	867,988
Tyson Foods, Inc. — Class A1	12,304	866,816
Nielsen Holdings plc[1]	20,908	866,637
Avery Dennison Corp.[1]	8,633	848,969
McCormick & Company, Inc.[1]	8,243	846,061
PayPal Holdings, Inc.*,1	13,162	842,763
Pfizer, Inc.[1]	23,594	842,305
AbbVie, Inc.[1]	9,427	837,682
Celgene Corp.*,1	5,726	834,966
Quanta Services, Inc.*,1	22,268	832,155
HCA Healthcare, Inc.*,1	10,442	831,079
Amgen, Inc.[1]	4,454	830,448
Eli Lilly & Co.[1]	9,703	829,995
S&P Global, Inc.[1]	5,295	827,661
Moody's Corp.[1]	5,944	827,464
Western Union Co.[1]	43,047	826,502
Align Technology, Inc.*	4,434	825,920
Abbott Laboratories[1]	15,466	825,265
Dentsply Sirona, Inc.[1]	13,768	823,463
Perrigo Company plc[1]	9,718	822,629
Sysco Corp.[1]	15,203	820,202
Altria Group, Inc.[1]	12,929	819,957
DaVita, Inc.*,1	13,798	819,463
Bristol-Myers Squibb Co.[1]	12,848	818,932
Hormel Foods Corp.[1]	25,461	818,317
H&R Block, Inc.[1]	30,849	816,882
Colgate-Palmolive Co.[1]	11,202	816,065
Boston Scientific Corp.*,1	27,945	815,156
Cigna Corp.[1]	4,359	814,871
Zimmer Biomet Holdings, Inc.[1]	6,954	814,244
Hershey Co.[1]	7,439	812,116
Verisk Analytics, Inc. — Class A*,1	9,755	811,518
Automatic Data Processing, Inc.[1]	7,422	811,373
Express Scripts Holding Co.*,1	12,791	809,926
Universal Health Services, Inc. — Class B1	7,281	807,754
Coty, Inc. — Class A1	48,849	807,474
Intuitive Surgical, Inc.*,1	772	807,419
Archer-Daniels-Midland Co.[1]	18,989	807,222
AmerisourceBergen Corp. — Class A1	9,752	806,978
Mondelez International, Inc. — Class A1	19,802	805,149
Gartner, Inc.*	6,469	804,808
Brown-Forman Corp. — Class B1	14,808	804,075
Global Payments, Inc.[1]	8,460	803,954
Stryker Corp.[1]	5,646	801,845
Merck & Company, Inc.[1]	12,518	801,528
Kimberly-Clark Corp.[1]	6,811	801,518
Alexion Pharmaceuticals, Inc.*,1	5,698	799,372
Johnson & Johnson[1]	6,142	798,521
Baxter International, Inc.[1]	12,714	797,804
Estee Lauder Companies, Inc. — Class A1	7,394	797,369
UnitedHealth Group, Inc.[1]	4,069	796,914
CR Bard, Inc.[1]	2,483	795,802
Danaher Corp.[1]	9,273	795,438

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
Consumer, Non-cyclical - 20.1% (continued)
Thermo Fisher Scientific, Inc.[1]	4,199	$794,451
IDEXX Laboratories, Inc.*,1	5,108	794,243
Church & Dwight Company, Inc.[1]	16,379	793,563
Zoetis, Inc.[1]	12,435	792,856
Constellation Brands, Inc. — Class A1	3,975	792,814
Clorox Co.[1]	6,002	791,724
Patterson Companies, Inc.[1]	20,435	789,813
Monster Beverage Corp.*,1	14,285	789,246
Ecolab, Inc.[1]	6,136	789,151
Quintiles IMS Holdings, Inc.*	8,294	788,511
Procter & Gamble Co.[1]	8,666	788,433
Anthem, Inc.[1]	4,151	788,192
JM Smucker Co.[1]	7,510	788,024
Cardinal Health, Inc.[1]	11,769	787,581
McKesson Corp.[1]	5,126	787,405
Conagra Brands, Inc.[1]	23,321	786,851
Mylan N.V.*,1	25,064	786,258
Campbell Soup Co.[1]	16,790	786,108
Aetna, Inc.[1]	4,940	785,509
Coca-Cola Co.[1]	17,376	782,094
PepsiCo, Inc.[1]	6,994	779,341
Dr Pepper Snapple Group, Inc.[1]	8,791	777,740
Edwards Lifesciences Corp.*,1	7,108	776,975
ResMed, Inc.	10,077	775,526
Becton Dickinson and Co.[1]	3,950	774,003
Biogen, Inc.*,1	2,465	771,841
Laboratory Corporation of America Holdings*,1	5,106	770,853
Vertex Pharmaceuticals, Inc.*,1	5,065	770,083
Kroger Co.[1]	38,203	766,352
Gilead Sciences, Inc.[1]	9,454	765,963
Illumina, Inc.*,1	3,837	764,330
Humana, Inc.[1]	3,136	764,024
Kraft Heinz Co.[1]	9,845	763,480
Philip Morris International, Inc.[1]	6,873	762,972
Regeneron Pharmaceuticals, Inc.*,1	1,706	762,787
Medtronic plc[1]	9,808	762,768
Hologic, Inc.*,1	20,735	760,767
Cooper Companies, Inc.[1]	3,199	758,515
Total System Services, Inc.[1]	11,579	758,425
Varian Medical Systems, Inc.*,1	7,560	756,454
Henry Schein, Inc.*,1	9,177	752,422
General Mills, Inc.[1]	14,535	752,332
IHS Markit Ltd.*	16,927	746,142
Molson Coors Brewing Co. — Class B1	9,116	744,230
Envision Healthcare Corp.*,1	16,336	734,303
Kellogg Co.[1]	11,754	733,097
Incyte Corp.*,1	6,214	725,422
Allergan plc[1]	3,445	706,053
Quest Diagnostics, Inc.[1]	7,482	700,614
Equifax, Inc.[1]	6,529	692,009
Total Consumer, Non-cyclical		84,470,176
Financial - 20.1%
Comerica, Inc.[1]	12,431	947,989
Citizens Financial Group, Inc.	24,522	928,648
Regions Financial Corp.[1]	60,676	924,095
SunTrust Banks, Inc.[1]	15,363	918,247
Huntington Bancshares, Inc.[1]	65,305	911,658

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
Financial - 20.1% (continued)
Zions Bancorporation[1]	19,322	$911,612
KeyCorp[1]	48,409	911,057
Charles Schwab Corp.[1]	20,800	909,791
Hartford Financial Services Group, Inc.[1]	16,407	909,439
Raymond James Financial, Inc.	10,682	900,813
Ameriprise Financial, Inc.[1]	6,059	899,822
Discover Financial Services[1]	13,954	899,754
M&T Bank Corp.[1]	5,584	899,247
Lincoln National Corp.[1]	12,227	898,440
People's United Financial, Inc.[1]	49,511	898,130
Fifth Third Bancorp[1]	32,054	896,871
Brighthouse Financial, Inc.*,1	14,751	896,861
Wells Fargo & Co.[1]	16,227	894,919
Navient Corp.[1]	59,553	894,486
PNC Financial Services Group, Inc.[1]	6,621	892,312
Bank of America Corp.[1]	35,149	890,676
Invesco Ltd.[1]	25,388	889,596
T. Rowe Price Group, Inc.[1]	9,796	888,007
MetLife, Inc.[1]	17,068	886,683
E*TRADE Financial Corp.*,1	20,286	884,672
Citigroup, Inc.[1]	12,159	884,446
Affiliated Managers Group, Inc.[1]	4,643	881,381
Morgan Stanley[1]	18,281	880,596
Goldman Sachs Group, Inc.[1]	3,704	878,552
Synchrony Financial[1]	28,180	874,989
Unum Group[1]	17,078	873,198
Franklin Resources, Inc.[1]	19,604	872,574
Capital One Financial Corp.[1]	10,287	870,897
JPMorgan Chase & Co.[1]	9,099	869,045
Prudential Financial, Inc.[1]	8,134	864,807
BlackRock, Inc. — Class A1	1,934	864,672
American Express Co.[1]	9,549	863,803
U.S. Bancorp[1]	16,098	862,692
BB&T Corp.[1]	18,297	858,861
Progressive Corp.[1]	17,717	857,857
SL Green Realty Corp. REIT[1]	8,429	854,025
Principal Financial Group, Inc.[1]	13,261	853,213
CME Group, Inc. — Class A1	6,284	852,613
Torchmark Corp.[1]	10,577	847,112
Assurant, Inc.[1]	8,863	846,594
Intercontinental Exchange, Inc.[1]	12,313	845,903
Bank of New York Mellon Corp.[1]	15,954	845,881
CBRE Group, Inc. — Class A*,1	22,201	840,974
Berkshire Hathaway, Inc. — Class B*,1	4,585	840,522
Nasdaq, Inc.[1]	10,821	839,385
Loews Corp.[1]	17,501	837,598
Vornado Realty Trust REIT[1]	10,887	836,993
Northern Trust Corp.[1]	9,095	836,103
Alliance Data Systems Corp.[1]	3,754	831,699
State Street Corp.[1]	8,697	830,911
Arthur J Gallagher & Co.[1]	13,479	829,632
Mastercard, Inc. — Class A1	5,863	827,856
CBOE Holdings, Inc.[1]	7,681	826,706
American International Group, Inc.[1]	13,459	826,248
Everest Re Group Ltd.	3,616	825,858
Allstate Corp.[1]	8,978	825,168
Aon plc[1]	5,640	824,004

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
Financial - 20.1% (continued)
Travelers Companies, Inc.[1]	6,718	$823,089
Marsh & McLennan Companies, Inc.[1]	9,818	822,847
Boston Properties, Inc. REIT[1]	6,695	822,682
XL Group Ltd.[1]	20,838	822,059
Host Hotels & Resorts, Inc. REIT[1]	44,328	819,625
Willis Towers Watson plc[1]	5,298	817,111
Macerich Co. REIT[1]	14,835	815,480
Weyerhaeuser Co. REIT[1]	23,959	815,325
Chubb Ltd.[1]	5,712	814,246
Cincinnati Financial Corp.[1]	10,619	813,097
Simon Property Group, Inc. REIT[1]	5,042	811,812
Visa, Inc. — Class A1	7,704	810,769
Aflac, Inc.[1]	9,911	806,656
Alexandria Real Estate Equities, Inc. REIT[1]	6,741	801,977
Prologis, Inc. REIT[1]	12,577	798,136
Mid-America Apartment Communities, Inc. REIT[1]	7,454	796,684
Duke Realty Corp. REIT	27,431	790,561
Digital Realty Trust, Inc. REIT[1]	6,670	789,261
Public Storage REIT[1]	3,685	788,553
GGP, Inc. REIT[1]	37,808	785,272
Extra Space Storage, Inc. REIT[1]	9,782	781,777
Iron Mountain, Inc. REIT[1]	20,094	781,657
Kimco Realty Corp. REIT[1]	39,888	779,810
Equity Residential REIT[1]	11,816	779,029
Regency Centers Corp. REIT[1]	12,536	777,733
Equinix, Inc. REIT[1]	1,741	777,008
Realty Income Corp. REIT[1]	13,561	775,554
SBA Communications Corp. REIT*	5,383	775,421
UDR, Inc. REIT[1]	20,342	773,606
Federal Realty Investment Trust REIT[1]	6,218	772,338
AvalonBay Communities, Inc. REIT[1]	4,308	768,633
Essex Property Trust, Inc. REIT[1]	3,018	766,663
Apartment Investment & Management Co. — Class A REIT[1]	17,321	759,699
American Tower Corp. — Class A REIT[1]	5,549	758,437
Welltower, Inc. REIT[1]	10,775	757,267
Crown Castle International Corp. REIT[1]	7,556	755,449
Ventas, Inc. REIT[1]	11,581	754,271
HCP, Inc. REIT[1]	26,632	741,169
Total Financial		84,067,956
Consumer, Cyclical - 14.1%
Gap, Inc.[1]	31,306	924,465
Michael Kors Holdings Ltd.*,1	19,088	913,361
L Brands, Inc.[1]	21,686	902,354
Genuine Parts Co.[1]	9,426	901,597
BorgWarner, Inc.[1]	17,414	892,119
CarMax, Inc.*,1	11,750	890,768
Ross Stores, Inc.[1]	13,749	887,773
DR Horton, Inc.[1]	22,195	886,246
AutoZone, Inc.*,1	1,489	886,119
Goodyear Tire & Rubber Co.[1]	26,544	882,588
General Motors Co.[1]	21,745	878,064

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
Consumer, Cyclical - 14.1% (continued)
WW Grainger, Inc.[1]	4,876	$876,461
American Airlines Group, Inc.[1]	18,453	876,333
Kohl's Corp.[1]	19,156	874,471
O'Reilly Automotive, Inc.*,1	4,041	870,310
Dollar General Corp.[1]	10,648	863,020
Whirlpool Corp.[1]	4,670	861,335
Wyndham Worldwide Corp.[1]	8,170	861,201
PACCAR, Inc.[1]	11,901	860,918
Fastenal Co.[1]	18,846	859,001
Hilton Worldwide Holdings, Inc.	12,351	857,777
Marriott International, Inc. — Class A1	7,778	857,602
PulteGroup, Inc.[1]	31,232	853,571
Southwest Airlines Co.[1]	15,217	851,848
Advance Auto Parts, Inc.[1]	8,556	848,755
Ford Motor Co.[1]	70,823	847,751
Leggett & Platt, Inc.[1]	17,760	847,685
Tractor Supply Co.[1]	13,340	844,289
Dollar Tree, Inc.*,1	9,713	843,283
Lennar Corp. — Class A1	15,919	840,523
Costco Wholesale Corp.[1]	5,114	840,179
United Continental Holdings, Inc.*,1	13,782	839,048
Hasbro, Inc.[1]	8,551	835,176
LKQ Corp.*,1	23,113	831,837
Wynn Resorts Ltd.[1]	5,570	829,484
Target Corp.[1]	14,049	829,031
Alaska Air Group, Inc.[1]	10,829	825,928
Best Buy Company, Inc.[1]	14,496	825,692
Chipotle Mexican Grill, Inc. — Class A*,1	2,681	825,292
Home Depot, Inc.[1]	5,039	824,179
Macy's, Inc.[1]	37,737	823,421
Nordstrom, Inc.[1]	17,452	822,862
CVS Health Corp.[1]	10,092	820,681
TJX Companies, Inc.[1]	11,114	819,435
Delphi Automotive plc[1]	8,323	818,983
Lowe's Companies, Inc.[1]	10,241	818,666
Harley-Davidson, Inc.[1]	16,981	818,654
VF Corp.[1]	12,877	818,591
Delta Air Lines, Inc.[1]	16,956	817,618
Signet Jewelers Ltd.[1]	12,285	817,567
Mattel, Inc.[1]	52,654	815,084
Royal Caribbean Cruises Ltd.[1]	6,850	811,999
Starbucks Corp.[1]	15,041	807,852
Darden Restaurants, Inc.[1]	10,243	806,944
Coach, Inc.[1]	19,900	801,572
Ulta Beauty, Inc.*,1	3,545	801,383
NIKE, Inc. — Class B1	15,413	799,164
Wal-Mart Stores, Inc.[1]	10,200	797,028
PVH Corp.[1]	6,297	793,800
Foot Locker, Inc.[1]	22,518	793,084
Tiffany & Co.[1]	8,636	792,612
Carnival Corp.[1]	12,270	792,274
McDonald's Corp.[1]	5,037	789,197
Hanesbrands, Inc.[1]	32,016	788,874
MGM Resorts International	24,197	788,580
Ralph Lauren Corp. — Class A1	8,861	782,338
Newell Brands, Inc.[1]	18,269	779,538
Yum! Brands, Inc.[1]	10,520	774,377
Mohawk Industries, Inc.*,1	3,119	771,984

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
Consumer, Cyclical - 14.1% (continued)
Walgreens Boots Alliance, Inc.[1]	9,885	$763,320
Under Armour, Inc. — Class A*,1	24,008	395,652
Under Armour, Inc. — Class C*,1	23,965	359,954
Total Consumer, Cyclical		59,250,522
Industrial - 13.6%
Pentair plc[1]	12,972	881,577
Textron, Inc.[1]	16,340	880,399
J.B. Hunt Transport Services, Inc.[1]	7,900	877,533
Rockwell Automation, Inc.[1]	4,905	874,121
Parker-Hannifin Corp.[1]	4,986	872,650
Union Pacific Corp.[1]	7,505	870,355
Flowserve Corp.[1]	20,378	867,899
Fluor Corp.[1]	20,576	866,250
Northrop Grumman Corp.[1]	3,008	865,462
Harris Corp.[1]	6,567	864,743
FedEx Corp.[1]	3,823	862,392
Deere & Co.[1]	6,859	861,422
Allegion plc[1]	9,956	860,894
Norfolk Southern Corp.[1]	6,492	858,502
Jacobs Engineering Group, Inc.[1]	14,727	858,142
Fortive Corp.[1]	12,102	856,700
Boeing Co.[1]	3,369	856,433
Eaton Corporation plc[1]	11,152	856,362
CSX Corp.[1]	15,732	853,618
United Technologies Corp.[1]	7,344	852,492
Caterpillar, Inc.[1]	6,829	851,645
Illinois Tool Works, Inc.[1]	5,745	850,030
TE Connectivity Ltd.[1]	10,193	846,631
AO Smith Corp.	14,235	845,986
Amphenol Corp. — Class A1	9,992	845,723
Expeditors International of Washington, Inc.[1]	14,123	845,403
Corning, Inc.[1]	28,190	843,445
Dover Corp.[1]	9,216	842,250
United Parcel Service, Inc. — Class B1	6,993	839,789
Fortune Brands Home & Security, Inc.[1]	12,487	839,501
Kansas City Southern[1]	7,704	837,271
Emerson Electric Co.[1]	13,321	837,092
General Dynamics Corp.[1]	4,066	835,888
Roper Technologies, Inc.[1]	3,433	835,592
Masco Corp.[1]	21,414	835,360
L3 Technologies, Inc.[1]	4,416	832,107
Garmin Ltd.[1]	15,395	830,868
CH Robinson Worldwide, Inc.[1]	10,911	830,327
Cummins, Inc.[1]	4,941	830,236
AMETEK, Inc.[1]	12,561	829,528
Honeywell International, Inc.[1]	5,848	828,896
Johnson Controls International plc[1]	20,545	827,758
Raytheon Co.[1]	4,428	826,176
Stanley Black & Decker, Inc.[1]	5,471	825,957
Ball Corp.[1]	19,974	824,927
Lockheed Martin Corp.[1]	2,656	824,130
FLIR Systems, Inc.[1]	21,139	822,518
Mettler-Toledo International, Inc.*,1	1,313	822,148
3M Co.[1]	3,912	821,129
Ingersoll-Rand plc[1]	9,199	820,275

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
Industrial - 13.6% (continued)
PerkinElmer, Inc.[1]	11,892	$820,191
Stericycle, Inc.*,1	11,451	820,121
Arconic, Inc.[1]	32,947	819,721
General Electric Co.[1]	33,776	816,704
Waste Management, Inc.[1]	10,433	816,591
Snap-on, Inc.[1]	5,473	815,532
Republic Services, Inc. — Class A1	12,291	811,943
Packaging Corporation of America	7,071	810,902
TransDigm Group, Inc.[1]	3,167	809,644
WestRock Co.[1]	14,247	808,232
Rockwell Collins, Inc.[1]	6,144	803,082
Xylem, Inc.[1]	12,815	802,603
Sealed Air Corp.[1]	18,702	798,949
Agilent Technologies, Inc.[1]	12,374	794,411
Vulcan Materials Co.[1]	6,621	791,872
Martin Marietta Materials, Inc.[1]	3,795	782,643
Waters Corp.*,1	4,313	774,270
Acuity Brands, Inc.[1]	4,476	766,649
Total Industrial		56,790,592
Technology - 9.2%
Micron Technology, Inc.*,1	24,794	975,147
Applied Materials, Inc.[1]	18,141	944,965
NetApp, Inc.[1]	20,827	911,389
KLA-Tencor Corp.[1]	8,527	903,862
Hewlett Packard Enterprise Co.[1]	61,323	902,061
Lam Research Corp.[1]	4,854	898,184
Xilinx, Inc.[1]	12,636	895,008
Texas Instruments, Inc.[1]	9,887	886,271
NVIDIA Corp.[1]	4,915	878,655
Intel Corp.[1]	22,863	870,623
Analog Devices, Inc.[1]	10,002	861,872
Akamai Technologies, Inc.*,1	17,490	852,114
Xerox Corp.[1]	25,493	848,662
Paychex, Inc.[1]	14,140	847,834
Fiserv, Inc.*,1	6,559	845,849
QUALCOMM, Inc.[1]	16,208	840,223
HP, Inc.[1]	42,080	839,917
Advanced Micro Devices, Inc.*	65,607	836,489
Microchip Technology, Inc.[1]	9,293	834,326
Seagate Technology plc[1]	25,150	834,226
Red Hat, Inc.*,1	7,511	832,669
Cadence Design Systems, Inc.*	21,039	830,409
Cerner Corp.*,1	11,601	827,383
Citrix Systems, Inc.*,1	10,707	822,512
DXC Technology Co.[1]	9,559	820,927
Cognizant Technology Solutions Corp. — Class A1	11,315	820,790
International Business Machines Corp.[1]	5,648	819,412
Synopsys, Inc.*,1	10,115	814,561
Fidelity National Information Services, Inc.[1]	8,716	813,987
Accenture plc — Class A1	6,016	812,581
Microsoft Corp.[1]	10,876	810,153
CA, Inc.[1]	24,262	809,866
Intuit, Inc.[1]	5,683	807,782
CSRA, Inc.[1]	24,994	806,556
Electronic Arts, Inc.*,1	6,802	803,044
Broadcom Ltd.[1]	3,296	799,412

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
Technology - 9.2% (continued)
Activision Blizzard, Inc.[1]	12,391	$799,343
Western Digital Corp.[1]	9,248	799,027
Qorvo, Inc.*,1	11,235	794,090
Autodesk, Inc.*,1	7,030	789,188
Skyworks Solutions, Inc.[1]	7,689	783,509
Apple, Inc.[1]	5,071	781,543
salesforce.com, Inc.*,1	8,343	779,403
Adobe Systems, Inc.*,1	5,179	772,603
ANSYS, Inc.*	6,264	768,781
Oracle Corp.[1]	15,598	754,163
Total Technology		38,381,371
Energy - 6.8%
Marathon Oil Corp.[1]	71,136	964,603
Newfield Exploration Co.*,1	32,442	962,553
Anadarko Petroleum Corp.[1]	19,662	960,489
Chesapeake Energy Corp.*,1	221,033	950,442
Range Resources Corp.[1]	48,526	949,654
Concho Resources, Inc.*,1	7,179	945,618
Devon Energy Corp.[1]	25,566	938,528
Apache Corp.[1]	20,471	937,572
Hess Corp.[1]	19,979	936,815
Noble Energy, Inc.[1]	32,679	926,776
Pioneer Natural Resources Co.[1]	6,261	923,748
Helmerich & Payne, Inc.[1]	17,690	921,826
Cimarex Energy Co.[1]	8,087	919,249
Halliburton Co.[1]	19,969	919,173
ConocoPhillips[1]	18,092	905,505
National Oilwell Varco, Inc.[1]	25,340	905,398
EOG Resources, Inc.[1]	9,271	896,877
Valero Energy Corp.[1]	11,569	890,003
TechnipFMC plc*,1	31,551	880,904
Phillips 66[1]	9,499	870,203
Schlumberger Ltd.[1]	12,404	865,303
Equities Corp.[1]	13,261	865,148
Occidental Petroleum Corp.[1]	13,356	857,589
Baker Hughes a GE Co.[1]	23,375	855,993
Chevron Corp.[1]	7,263	853,403
Marathon Petroleum Corp.[1]	15,061	844,621
Exxon Mobil Corp.[1]	10,208	836,852
Cabot Oil & Gas Corp. — Class A1	30,980	828,715
Andeavor[1]	7,920	816,948
Williams Companies, Inc.[1]	27,098	813,212
Kinder Morgan, Inc.[1]	42,036	806,250
ONEOK, Inc.[1]	14,310	792,917
Total Energy		28,542,887
Communications - 6.1%
Symantec Corp.[1]	27,252	894,139
AT&T, Inc.[1]	22,606	885,476
Verizon Communications, Inc.[1]	17,448	863,502
Cisco Systems, Inc.[1]	25,558	859,516
Juniper Networks, Inc.[1]	30,223	841,106
F5 Networks, Inc.*,1	6,962	839,339
VeriSign, Inc.*,1	7,788	828,565
Netflix, Inc.*,1	4,561	827,137
Time Warner, Inc.[1]	8,029	822,570
Viacom, Inc. — Class B1	29,504	821,391
Interpublic Group of Companies, Inc.[1]	39,477	820,727
CenturyLink, Inc.[1]	43,395	820,166
Expedia, Inc.[1]	5,689	818,875
eBay, Inc.*,1	21,290	818,813

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
Communications - 6.1% (continued)
Omnicom Group, Inc.[1]	11,047	$818,251
Walt Disney Co.[1]	8,288	816,948
Level 3 Communications, Inc.*,1	15,235	811,873
Comcast Corp. — Class A1	21,056	810,235
Scripps Networks Interactive, Inc. — Class A1	9,413	808,483
Facebook, Inc. — Class A*,1	4,706	804,114
Motorola Solutions, Inc.[1]	9,452	802,191
Amazon.com, Inc.*,1	833	800,805
Priceline Group, Inc.*,1	437	800,068
DISH Network Corp. — Class A*,1	14,735	799,079
CBS Corp. — Class B1	13,540	785,320
Charter Communications, Inc. — Class A*,1	2,047	743,921
TripAdvisor, Inc.*,1	17,855	723,663
News Corp. — Class A1	46,399	615,251
Twenty-First Century Fox, Inc. — Class A1	21,433	565,403
Discovery Communications, Inc. — Class C*,1	22,626	458,403
Alphabet, Inc. — Class A*,1	430	418,700
Alphabet, Inc. — Class C*,1	431	413,376
Discovery Communications, Inc. — Class A*,1	16,503	351,349
Twenty-First Century Fox, Inc. — Class B1	9,921	255,863
News Corp. — Class B1	14,542	198,498
Total Communications		25,363,116
Utilities - 5.2%
NRG Energy, Inc.[1]	33,635	860,721
Public Service Enterprise Group, Inc.[1]	17,321	801,096
NextEra Energy, Inc.[1]	5,426	795,180
American Water Works Company, Inc.[1]	9,817	794,293
Exelon Corp.[1]	21,078	794,008
AES Corp.[1]	71,771	790,916
Southern Co.[1]	16,027	787,567
CenterPoint Energy, Inc.[1]	26,809	783,091
Dominion Energy, Inc.[1]	10,153	781,070
PG&E Corp.[1]	11,389	775,477
Ameren Corp.[1]	13,389	774,420
Alliant Energy Corp.[1]	18,628	774,366
PPL Corp.[1]	20,342	771,979
Sempra Energy[1]	6,752	770,606
FirstEnergy Corp.[1]	24,978	770,072
Entergy Corp.[1]	10,081	769,785
Duke Energy Corp.[1]	9,165	769,127
Edison International[1]	9,965	768,999
Eversource Energy[1]	12,672	765,896
CMS Energy Corp.[1]	16,534	765,855
DTE Energy Co.[1]	7,130	765,477
American Electric Power Company, Inc.[1]	10,845	761,753
NiSource, Inc.[1]	29,678	759,460
Consolidated Edison, Inc.[1]	9,406	758,876
WEC Energy Group, Inc.[1]	12,073	757,943
Xcel Energy, Inc.[1]	16,017	757,924
Pinnacle West Capital Corp.[1]	8,938	755,797
SCANA Corp.[1]	13,584	658,688
Total Utilities		21,640,442

	Shares	Value
COMMON STOCKS† - 98.8% (continued)
Basic Materials - 3.4%
Albemarle Corp.[1]	6,802	$927,180
Mosaic Co.[1]	41,493	895,833
CF Industries Holdings, Inc.[1]	25,111	882,903
LyondellBasell Industries N.V. — Class A1	8,783	869,956
DowDuPont, Inc.[1]	12,406	858,867
Eastman Chemical Co.[1]	9,484	858,207
Praxair, Inc.[1]	6,074	848,781
PPG Industries, Inc.[1]	7,766	843,854
Air Products & Chemicals, Inc.[1]	5,549	839,120
Sherwin-Williams Co.[1]	2,335	836,023
International Paper Co.[1]	14,686	834,459
Nucor Corp.[1]	14,748	826,478
FMC Corp.[1]	9,233	824,599
Monsanto Co.[1]	6,852	821,007
International Flavors & Fragrances, Inc.[1]	5,672	810,586
Freeport-McMoRan, Inc.*,1	56,500	793,260
Newmont Mining Corp.[1]	20,466	767,680
Total Basic Materials		14,338,793
Diversified - 0.2%
Leucadia National Corp.[1]	35,982	908,546
Total Common Stocks
(Cost $386,831,070)		413,754,401
EXCHANGE-TRADED FUNDS† - 45.5%
iShares Russell 2000 Index ETF[1,2]	428,701	63,524,914
PowerShares QQQ Trust Series 1[1,2]	436,642	63,509,579
SPDR S&P 500 ETF Trust[1,2]	252,559	63,450,398
Total Exchange-Traded Funds
(Cost $170,135,072)		190,484,891
MONEY MARKET FUND† - 1.9%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.90%[3]	8,016,736	8,016,736
Total Money Market Fund
(Cost $8,016,736)		8,016,736
Total Investments - 146.2%
(Cost $564,982,878)		$612,256,028

	Contracts	Value
LISTED OPTIONS WRITTEN† - (1.1)%
Call options on:
S&P 500 Index Expiring October 2017 with strike price of $2,510 (Notional Value $76,185,446)*	504	(1,081,080)
Russell 2000 Index Expiring October 2017 with strike price of $1,485 (Notional Value $72,317,195)*	851	(1,778,590)
NASDAQ-100 Index Expiring October 2017 with strike price of $5,940 (Notional Value $77,943,737)*	213	(1,881,855)
Total Call options		(4,741,525)
Total Listed Options Written
(Premiums received $3,967,517)		(4,741,525)
Other Assets & Liabilities, net - (45.1)%		(188,714,937)
Total Net Assets - 100.0%		$418,799,566

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2017

*	Non-income producing security.
†	Value determined based on Level 1 inputs - See Note 3.
[1]	All or portion of these securities have been physically segregated in connection with borrowings. As of September 30, 2017, the total value of the securities segregated was $326,536,280.62
[2]	Security represents cover for outstanding written options.
[3]	Rate indicated is the 7 day yield as of September 30, 2017.

plc	Public Limited Company
REIT	Real Estate Investment Trust
See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at September 30, 2017 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$413,754,401	$—	$—	$413,754,401
Exchange-Traded Funds	190,484,891	—	—	190,484,891
Money Market Fund	8,016,736	—	—	8,016,736
Total Assets	$612,256,028	$—	$—	$612,256,028

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$4,741,525	$—	$—	$4,741,525
Total Liabilities	$4,741,525	$—	$—	$4,741,525

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended September 30, 2017, there were no transfers between levels.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization
Guggenheim Enhanced Equity Income Fund (the “Fund”) was organized as a Massachusetts business trust on December 3, 2004 and as of March 20, 2017, it redomiciled to a Delaware statutory trust. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek to provide a high level of current income and current gains, with a secondary objective of long-term capital appreciation. The Fund seeks to achieve its investment objective by obtaining broadly diversified exposure to the equity markets and utilizing a covered call strategy which will follow a proprietary dynamic rules-based methodology. The Fund seeks to earn income and gains both from dividends paid by the securities owned by the Fund and cash premiums received from selling options.

Guggenheim Funds Investment Advisors, LLC ("GFIA") provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Fund. GFIA and GFD are affiliated entities.

Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the Fund.

(a) Valuation of Investments
The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund's investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund's securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund's officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sale price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies ("mutual funds") are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds ("ETFs") and closed-end investment companies ("CEFs") are valued at the last quoted sale price.

Short-term debt securities with a maturity of 60 days or less at acquisition and repurchase agreements are valued at amortized cost provided such amount approximates market value.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter ("OTC") options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GFIA under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 2 – Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund may utilize derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Higher Investment Returns – the use of an instrument to seek to obtain increased investment returns

Options Purchased and Written

The Fund employs an option strategy in an attempt to generate income and gains from option premiums received from selling options. The Fund intends to pursue its options strategy utilizing a proprietary dynamic rules-based methodology. The Fund may purchase or sell (write) options on securities and securities indices which are listed on a national securities exchange or in the OTC market as a means of achieving additional return or of hedging the value of the Fund’s portfolio.

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has an obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price (in the case of a call) or to pay the exercise price upon delivery of the underlying security (in the case of a put).

There are several risks associated with transactions in options on securities. As the writer of a covered call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering

NOTES TO FINANCIAL STATEMENTS (Unaudited)

the call option above the sum of the premium and the strike price of the call but has retained the risk of loss should the price of the underlying security decline. A writer of a put option is exposed to the risk of loss if fair value of the underlying securities declines, but profits only to the extent of the premium received if the underlying security increases in value. The writer of an option has no control over the time when it may be required to fill its obligation as writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Note 3 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 – Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded

NOTES TO FINANCIAL STATEMENTS (Unaudited)

that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At September 30, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund ID	Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
3006	Guggenheim Enhanced Equity Income Fund	562,574,606	63,586,665	(18,646,768)	44,939,897

Note 5 – Other Information

Sector Classification.

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.  Controls and Procedures.

(a)
The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Investment Company Act")) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation,  that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Enhanced Equity Income Fund

By:         /s/ Amy J. Lee
Name:   Amy J. Lee
Title:     President, Chief Executive Officer and Chief Legal Officer

Date:     11/27/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Amy J. Lee
Name:   Amy J. Lee
Title:     President, Chief Executive Officer and Chief Legal Officer

Date:     11/27/2017

By:        /s/ John L. Sullivan
Name:   John L. Sullivan
Title:     Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:     11/27/2017